CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash And Cash Equivalents	$ 518,066	$ 19,309
Accounts Receivable, Net	101,935	164,818
Prepaid Expenses And Other Current Assets	122,428	180,362
Total Current Assets	742,429	364,489
Non-current Assets
Property And Equipment, Net	1,649,022	2,145,597
Operating Lease Right Of Use Assets	4,259,758	4,732,459
Intangible Assets, Net	3,656,241	4,714,941
Goodwill	104,657	768,091
Deposits And Other Assets	265,318	111,111
Total Non-current Assets	9,934,996	12,472,199
Total Assets	10,677,425	12,836,688
Current Liabilities
Accounts Payable And Accrued Expenses	9,653,093	7,866,140
Deferred Revenue	462,643	341,789
Customer Liability	338,725	338,725
Current Portion Of Loans, Advances And Factoring Agreements	1,446,571	2,308,753
Current Portion Of Convertible Notes Payable, Net Of Discounts	1,162,606	1,711,098
Notes Payable - Related Parties, Net Of Discounts	10,542,842	10,559,796
Current Portion Of Convertible Notes Payable - Related Party, Net Of Discounts	(902,781)	(922,481)
Derivative Liabilities	4,042,910	5,265,139
Current Portion Of Operating Lease Liabilities	3,987,405	2,682,722
Financing Lease Liabilities	284,055	184,939
Financing Lease Liability - Related Party	682,704	654,633
Total Current Liabilities	33,506,335	32,836,215
Long Term Portion:
Loans, Advances And Factoring Agreements, Net Of Current Portion And Discounts	218,425	843,577
Operating Lease Liabilities, Net Of Current Portion	2,976,623	2,872,952
Total Non-current Liabilities	3,195,048	3,716,529
Total Liabilities	36,701,383	36,552,744
Commitments And Contingencies	0	0
Mezzanine Equity
Total Mezzanine Equity	5,039,065	4,794,473
Stockholder's Deficit
Common Stock, $.001 Par Value, 1,250,000,000 Shares Authorized, 923,029,038 And 865,564,371 As Of December 31, 2021 And 2020, Respectively	923,029	865,565
Subscriptions Payable	5,610	125,052
Additional Paid-in Capital	12,860,873	11,462,940
Accumulated Deficit	(44,921,837)	(40,902,944)
Total Tpt Global Tech, Inc. Stockholders' Deficit	(31,132,325)	(28,449,387)
Non-controlling Interests	69,302	(61,142)
Total Stockholders' Deficit	(31,063,023)	(28,510,529)
Total Liabilities And Stockholders' Deficit	10,677,425	12,836,688
Series A Convertible Preferred Stock (Member)
Stockholder's Deficit
Convertible Preferred Series A, 1,000,000 Designated - 1,000,000 Shares Issued And Outstanding As Of December 31, 2021 And 2020	3,117,000	3,117,000
Series B Convertible Preferred Stock (Member)
Stockholder's Deficit
Convertible Preferred Series A, 1,000,000 Designated - 1,000,000 Shares Issued And Outstanding As Of December 31, 2021 And 2020	1,677,473	1,677,473
Series C Convertible Preferred Stock (Member)
Stockholder's Deficit
Convertible Preferred Series A, 1,000,000 Designated - 1,000,000 Shares Issued And Outstanding As Of December 31, 2021 And 2020	0	0
Series D Convertible Preferred Stock (Member)
Stockholder's Deficit
Convertible Preferred Series A, 1,000,000 Designated - 1,000,000 Shares Issued And Outstanding As Of December 31, 2021 And 2020	244,592	0
Series E Convertible Preferred Stock (Member)
Stockholder's Deficit
Convertible Preferred Series A, 1,000,000 Designated - 1,000,000 Shares Issued And Outstanding As Of December 31, 2021 And 2020	$ 0	$ 0